Statements of Additional Information Supplement dated April 30, 2021
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco Endeavor Fund
Invesco Pacific Growth Fund
Invesco Select Companies Fund
Invesco Senior Floating Rate Plus Fund
This supplement amends the Statements of Additional Information for the above referenced funds (“Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statements of Additional Information and retain it for future reference.
As of April 30, 2021, the following Funds are no longer included in the Statements of Additional Information:
Invesco Endeavor Fund
Invesco Pacific Growth Fund
Invesco Select Companies Fund
Invesco Senior Floating Rate Plus Fund
MRGR-SAI-SUP